COMPARATIVE FIGURES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Comparative Figures
COMPARATIVE FIGURES	17. Comparative Figures. Certain of the comparative figures have been reclassified to conform with the current period’s presentation.